Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 7,840	$ 8,653
Containers, accumulated depreciation	377,731	361,791
Fixed assets, accumulated depreciation	9,027	8,820
Intangible assets, accumulated amortization	$ 33,340	$ 27,441
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	48,951,114	48,318,058
Common shares, outstanding	48,951,114	48,318,058